FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Dec. 31, 2015
Federal Home Loan Bank Advances
Federal Home Loan Bank Advances
Schedule of contractual maturities of advances
Year Ending December 31,	Amount
2016	$995,485
2018	15,000,000
$15,995,485